Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Dreyfus Institutional Reserves Funds
Entity Central Index Key	0001423799
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000061454 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Institutional Preferred Government Money Market Fund
Class Name	Hamilton Shares
Trading Symbol	DSHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Institutional Preferred Government Money Market Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamilton Shares*	$15	0.15%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 15	[1]
Expense Ratio, Percent	0.15%	[1]
Material Change Date	May 29, 2026
Net Assets	$ 35,949,000,000
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 32,529,120
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$35,949	160	$32,529,120

Holdings [Text Block]	Portfolio Holdings (as of 3/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on or about May 29, 2026, the fund will change its name to BNY Dreyfus Institutional Preferred Government Money Market Fund.
This is a summary of certain changes to the Fund since April 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated August 1, 2025 as supplemented on March 13, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on or about May 29, 2026, the fund will change its name to BNY Dreyfus Institutional Preferred Government Money Market Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated August 1, 2025 as supplemented on March 13, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000061453 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Institutional Preferred Government Money Market Fund
Class Name	Institutional Shares
Trading Symbol	DSVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Institutional Preferred Government Money Market Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$10	0.10%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 10	[2]
Expense Ratio, Percent	0.10%	[2]
Material Change Date	May 29, 2026
Net Assets	$ 35,949,000,000
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 32,529,120
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$35,949	160	$32,529,120

Holdings [Text Block]	Portfolio Holdings (as of 3/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on or about May 29, 2026, the fund will change its name to BNY Dreyfus Institutional Preferred Government Money Market Fund.
This is a summary of certain changes to the Fund since April 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated August 1, 2025 as supplemented on March 13, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on or about May 29, 2026, the fund will change its name to BNY Dreyfus Institutional Preferred Government Money Market Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated August 1, 2025 as supplemented on March 13, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.